KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of key management compensation [abstract]
Disclosure of information about key management personnel [Table Text Block]
	Year Ended December 31,
	2025	2024
Salaries, bonuses, fees and benefits
Independent members of the Board of Directors	$736	$567
Other members of key management	7,543	6,128
Share-based payments
Independent members of the Board of Directors	2,294	656
Other members of key management	4,406	4,547
	$14,979	$11,898